SELLING AND MARKETING EXPENSES:	12 Months Ended
Dec. 31, 2021
SELLING AND MARKETING EXPENSES:
SELLING AND MARKETING EXPENSES:	NOTE 23 — SELLING AND MARKETING EXPENSES:

	For the year ended
	31.12.2021	31.12.2020
Salaries and related expenses	1,752	1,088
Total	1,752	1,088